FAIR VALUE MEASUREMENTS (Details)	4 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Oct. 30, 2020 USD ($)
Liabilities
Warrant liability	$ 47,506,670	$ 45,280,001	$ 37,573,340
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0
Fair value assets transfers in to level 3	0
Fair value assets transfers out of level 3	0
Public Warrants
Liabilities
Warrant liability	$ 31,666,670	30,000,001
Price per shares | $ / shares	$ 1.90
Private Placement Warrants
Liabilities
Warrant liability	$ 15,840,000	15,280,000
Level 1 | Public Warrants
Liabilities
Warrant liability	31,666,670	30,000,001
Level 1 | Recurring | Money Market investments
Assets
Investments held in Trust Account	500,098,582
Level 1 | Recurring | Public Warrants
Liabilities
Warrant liability	31,666,670
Level 3 | Private Placement Warrants
Liabilities
Warrant liability	15,840,000	$ 15,280,000
Level 3 | Recurring | Private Placement Warrants
Liabilities
Warrant liability	$ 15,840,000
Dividend yield
Liabilities
Derivative Liability, Measurement Input	0